VIA EDGAR

February 3, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Money Market Fund (Reg. No. 2-55091) (811-2608) and
     Putnam Tax Exempt Money Market Fund (Reg. No. 33-15238)
     (811-5215) (the "Funds")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-referenced Funds hereby certify that the forms of prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 27 to Putnam Money Market Fund's Registration Statement on Form N-1A and Post-Effective Amendment No. 11 to Putnam Tax Exempt Money Market Fund's Registration Statement on Form N-1A (the "Amendments") would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements that were filed electronically on January 28, 1997.

Comments or questions concerning this certificate may be directed to Anne McCarthy at 1-800-225-2465, ext. 11010.

Very truly yours,


PUTNAM MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET FUND

/s/ Gordon H. Silver
By:  ----------------------------------
     Gordon H. Silver
     Vice President


cc:  John W. Kingston, Esq.